COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES [text block]

23. COMMITMENTS AND CONTINGENCIES

(a) Commitments

The Company is a party to certain contracts relating to service and supply agreements. Future minimum payments under these agreements as at December 31, 2021 are presented in the following table:

2022	4,146
2023	3,291
2024	3,291
2025	3,291
2026	823
2027 and thereafter	-
Total commitments	14,842

As at December 31, 2021, the Company had outstanding capital commitments of $38,415 (2020: $2,733).

(b) Contingencies

The Company has guaranteed 100% of certain capital lease and equipment loans entered into by the Gibraltar joint venture in which it holds a 75% interest. As a result, the Company has guaranteed the joint venture partner's 25% share of this debt which amounted to $10,079 as at December 31, 2021.